Loans and Financing - Schedule of Debt Covenant Restrictions (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	638.00%
Notes 5,13% JBS Lux 2028 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	2.50%
Notes 6,50% JBS Lux 2029 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	513.00%
Notes 3,00% JBS Lux 2029 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	650.00%
Notes 5.50% JBS Lux 2030 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	300.00%
Notes 3.75% JBS Lux 2031 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	550.00%
Notes 3.00% JBS Lux 2032 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	3.75%
Notes 3.63% JBS Lux 2032 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	300.00%
Notes 5.75% JBS Lux 2033 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	3.63%
Notes 6.75% JBS Lux 2034 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	575.00%
Notes 5,95% JBS USA 2035 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	675.00%
Notes 5,50% JBS Lux 2036 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	595.00%
Notes 4.38% JBS Lux 2052 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	550.00%
Notes 6.50% JBS Lux 2052 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	438.00%
Notes 7.25% JBS Lux 2053 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	650.00%
Notes 6,38% JBS USA 2055 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	725.00%
Notes 6,25% JBS Lux 2056 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	625.00%
Notes 6,38% JBS Lux 2066 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	638.00%
Notes 4,25% PPC 2031 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	425.00%
Notes 3.50% PPC 2032 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	350.00%
Notes 6.25% PPC 2033 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	625.00%
Notes 6.88% PPC 2034 [Member]
Schedule of Debt Covenant Restrictions [Line Items]
Credit facility percentage	688.00%